Prospectus Supplement

John Hancock Leveraged Companies Fund
John Hancock Small Cap Opportunities Fund
Supplement dated 1-7-11 to the current Prospectuses
In the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser, as follows:
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
In the “Fund details — Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser, as follows:
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199
John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Core High Yield Fund
Supplement dated 1-7-11 to the current Prospectuses
In the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser, as follows:
Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
In the “Fund details — Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser, as follows:
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, formerly known as MFC Global Investment Management (U.S.A.) Limited, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of September 30, 2010 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had $21.3 billion in assets under management.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 1-7-11 to the current Statement of Additional Information
John Hancock Leveraged Companies Fund
John Hancock Small Cap Opportunities Fund
All references to MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) are changed to reflect the subadviser’s new name, as follows:
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Core High Yield Fund
All references to MFC Global Investment Management (U.S.A.), Limited (“MFC Global (U.S.A.)”) are changed to reflect the subadviser’s new name, as follows:
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

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